Commitments and Contingencies (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 31, 2012 USD ($)
Purchase obligations under "take or pay" arrangements
2018	¥ 701,137	$ 101,976
2019	701,137	101,976
2020	701,137	101,976
2021	701,137	101,976
2022	701,137	101,976
Thereafter	1,971,730	286,776
Total	¥ 5,477,415	$ 796,656	$ 10,000,000	$ 7,500,000	$ 10,000,000